Subsequent Event (Details Narrative)	3 Months Ended	12 Months Ended
	Sep. 30, 2021 CAD ($) shares	Jun. 30, 2021 shares
Subsequent Event
Number of common shares issued for exercise of warrants (in shares) | shares	2,526,166	11,245,133
Proceeds from exercise of warrants	$ 2,961,166
Number of share options granted in share-based payment arrangement	315,275
Proceeds from exercise of options	$ 301,039